RELATED PARTY TRANSACTIONS - SCHEDULE OF RELATED PARTY BALANCES (Details) - Golar LNG Limited - USD ($) $ in Thousands	Jun. 30, 2018	Dec. 31, 2017
Related Party Transaction
Total due (to)/from related parties	$ 187,404	$ 184,872
Deposits paid to Golar
Related Party Transaction
Total due (to)/from related parties	177,247	177,247
Balances due (to)/from Golar and affiliates
Related Party Transaction
Total due (to)/from related parties	6,998	4,138
Methane Princess lease security deposit movements
Related Party Transaction
Total due (to)/from related parties	$ 3,159	$ 3,487